The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis services and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States, the Company also provides inpatient dialysis services and other services under contract to hospitals.

In this report, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at March 31, 2012 and for the three-month periods ended March 31, 2012 and 2011 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2011 Annual Report on Form 20-F. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements as at and for the year ended December 31, 2011, contained in the Company's 2011 Annual Report on Form 20-F, unless indicated otherwise.

The results of operations for the three-month period ended March 31, 2012 are not necessarily indicative of the results of operations for the year ending December 31, 2012.

Certain items in the prior periods's comparative consolidated financial statements have been reclassified to conform to the current period's presentation. Bad debt expense in the amount of $52,537 was reclassified from selling general and administrative (“SG&A”) to revenue as a result of adoption of Accounting Standards Update 2011-07 as noted below. Freight expense in the amount of $34,675 was reclassified from SG&A to cost of revenue to harmonize the presentation for all business segments.

Recently Adopted Accounting Pronouncements

In July 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-07 (“ASU 2011-07”), Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts and the Allowance for Doubtful Accounts for Certain Health Care Entities in order to provide financial statement users with greater transparency about a healthcare entity's net patient service revenue and the related allowance for doubtful accounts. The amendments require healthcare entities that recognize significant amounts of patient service revenue at the time the services are rendered even though they do not assess the patient's ability to pay to present the provision for bad debts related to patient service revenue as a deduction from patient service revenue (net of contractual allowances and discounts) on their statement of operations. The provision for bad debts must be reclassified from an operating expense to a deduction from patient service revenue. Additionally, these healthcare entities are required to provide enhanced disclosures about their policies for recognizing revenue and assessing bad debts. The amendments also require disclosures of patient service revenue (net of contractual allowances and discounts) as well as qualitative and quantitative information about changes in the allowance for doubtful accounts.

For public entities, the disclosures required under ASU 2011-07 are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2011, with early adoption permitted. The amendments to the presentation of the provision for bad debts related to patient service revenue in the statement of operations should be applied retrospectively to all prior periods presented. The Company adopted the provisions of ASU 2011-07 as of January 1, 2012 and has restated the financial results of 2011, accordingly.

In June 2011, the FASB issued Accounting Standard Update 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220): Presentation of Comprehensive Income. In December 2011 the FASB issued Accounting Standard Update 2011-12 (“ASU 2011-12”), Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. ASU 2011-12 defers certain income and other comprehensive income statement presentation requirements noted in ASU 2011-05. ASU 2011-05 still requires that all components of comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but continuous statements. In the two statement approach, the first statement should present total net income and its components followed consecutively by a second statement presenting total other comprehensive income, the components of other comprehensive income and total of comprehensive income. Additionally, the requirement for adjustments to the components and their related tax effects to be presented on the face of the statement in which the components of other comprehensive income are presented or in the notes to the financial statements remains for year-end disclosure.

The disclosures required are retrospective and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. As we currently present two separate but continuous statements of net income and comprehensive income, we are in compliance with presentation of Comprehensive Income (Topic 220): Presentation of Comprehensive Income.